Summary of Significant Accounting Policies (Details 7) (Fair value of assets that are measured on a recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value | Money market funds
Assets
Assets	$ 160,944	$ 174,603
Fair Value | U.S. Treasury and government agency securities
Assets
Assets		17,333
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market funds
Assets
Assets	160,944	174,603
Significant Other Observable Inputs (Level 2) | U.S. Treasury and government agency securities
Assets
Assets		$ 17,333